PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Cost	$ 18,294,307	$ 18,398,024
Less: Accumulated depreciation	(15,346,043)	(15,033,258)
Property, plant and equipment, net	2,948,264	3,371,387
Construction- in-progress	0	6,621
Depreciation expense	516,560	548,553	$ 705,289
Plant and buildings [Member]
Property, Plant and Equipment [Line Items]
Cost	3,854,165	3,885,849
Less: Accumulated depreciation	(2,848,768)	(2,765,332)
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	13,980,996	14,047,271
Less: Accumulated depreciation	(12,087,004)	(11,216,276)
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	339,701	344,226
Less: Accumulated depreciation	(298,904)	(292,464)
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	119,445	120,678
Less: Accumulated depreciation	(111,367)	(759,186)
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Unrealized foreign exchange translation gain/(loss)	$ (39,727)	$ (183,640)	$ 251,912